2. Summary of Significant Accounting Policies (Details - Segments) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net sales	$ 46,344,233	$ 30,952,897
Long-lived assets, net:	1,356,773	2,624,281
US
Net sales	36,710,081	18,036,635
Long-lived assets, net:	785,144	1,786,910
Caribbean and South America
Net sales	1,416,052	2,109,320
EMEA
Net sales	4,578,970	3,789,414
Asia
Net sales	3,639,130	7,017,528
Long-lived assets, net:	$ 571,629	$ 837,371